Share-Based Compensation - Schedule of Share-Based Compensation, Stock Options, Activity (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Jun. 30, 2016	Mar. 31, 2016	Mar. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Number of Awards, Beginning balance	8,069,866	5,631,854
Number of Awards, Options granted	40,000	3,726,410
Number of Awards, Options exercised	(237,800)	(940,187)
Number of Awards, Options forfeited and cancelled	(52,763)	(348,211)
Number of Awards, Ending balance	7,819,303	8,069,866	5,631,854
Number of Awards, Exercisable	2,466,342	2,591,492
Number of Awards Exercisable and expected to be exercisable	7,639,649	7,884,565
Weighted Average Exercise Price, Beginning balance	$ 5.00	$ 1.84
Weighted Average Exercise Price, Options granted	8.30	8.84
Weighted Average Exercise Price, Options exercised	4.26	0.94
Weighted Average Exercise Price, Options forfeited and cancelled	7.07	5.99
Weighted Average Exercise Price, Ending balance	4.99	5.00	$ 1.84
Weighted Average Exercise Price Exercisable	2.21	2.27
Weighted Average Exercise Price Exercisable and expected to be exercisable	$ 4.90	$ 4.91
Weighted Average Remaining Contractual Term, Outstanding	6 years 11 months 5 days	7 years 1 month 28 days	5 years 10 months 28 days
Weighted Average Remaining Contractual Term, Exercisable	5 years 3 months 18 days	5 years 6 months 4 days
Weighted Average Remaining Contractual Term, Exercisable and expected to be exercisable	6 years 10 months 13 days	7 years 1 month 6 days
Aggregate Intrinsic Value, Outstanding	$ 39,418	$ 38,541	$ 44,591
Aggregate Intrinsic Value, Exercisable	19,250	19,340
Aggregate Intrinsic Value, Exercisable and expected to be exercisable	$ 39,212	$ 38,336